Financial Instruments and Risk Management - Summary of Credit Exposure (Detail) - Credit Risk [Member]	12 Months Ended
Dec. 31, 2017 BRL (R$)
A1 [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 3,500,000,000
Concentration	Minimum of 80%
A2 Rating [Member]
Disclosure of credit risk exposure [line items]
Concentration	Maximum 20%
B [Member]
Disclosure of credit risk exposure [line items]
Concentration	Maximum 20%
Bottom of range [member] | A1 [Member]
Disclosure of credit risk exposure [line items]
Percentage of limit per bank entity	6.00%
Bottom of range [member] | A2 Rating [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 1,000,000,000
Percentage of limit per bank entity	5.00%
Bottom of range [member] | B [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 400,000,000,000
Percentage of limit per bank entity	5.00%
Top of range [member] | A1 [Member]
Disclosure of credit risk exposure [line items]
Percentage of limit per bank entity	9.00%
Top of range [member] | A2 Rating [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 3,500,000,000
Percentage of limit per bank entity	8.00%
Top of range [member] | B [Member]
Disclosure of credit risk exposure [line items]
Bank equity	R$ 1,000,000,000
Percentage of limit per bank entity	7.00%